Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Commitments And Contingencies Details
Remainder of 2017	$ 33,507	$ 115,486
2018	135,704	135,704
2019	139,775	139,775
2020	143,969	143,969
2021	148,288	148,288
Total	$ 601,243	$ 683,222